Report of Directors Corporate Governance - Strategic measures for Noel and Ewen (Details)	12 Months Ended
Dec. 31, 2022
Customer satisfaction
Disclosure of transactions between related parties [line items]
Weighting (%)	15.00%
Assessment (%)	60.33%
Outcome (%)	9.05%
Customer satisfaction | UK & Hong Kong
Disclosure of transactions between related parties [line items]
Assessment (%)	59.00%
Customer satisfaction - digital markets
Disclosure of transactions between related parties [line items]
Assessment (%)	68.00%
Customer satisfaction - key growth markets
Disclosure of transactions between related parties [line items]
Assessment (%)	54.00%
Employee engagement
Disclosure of transactions between related parties [line items]
Increase in employer advocacy %	1.00%
Employer advocacy %	73.00%
Employee inclusion
Disclosure of transactions between related parties [line items]
Increase in employer advocacy %	1.00%
Employer advocacy %	76.00%
Black employees represented in leadership
Disclosure of transactions between related parties [line items]
Increase in black employee representation	0.30%
Black employee representation %	2.50%
Gender representation in leadership
Disclosure of transactions between related parties [line items]
Increase in female leadership representation	1.60%
Female leadership representation %	33.30%
Gender representation in leadership | Minimum
Disclosure of transactions between related parties [line items]
Target % of female leadership representation	33.20%
Gender representation in leadership | Maximum
Disclosure of transactions between related parties [line items]
Target % of female leadership representation	33.70%